Bank Borrowings (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Short-term Bank Loans and Notes Payable	$ 66,414,123	$ 68,313,619
Dantu High Credit Cooperatives [Member]
Short-term Bank Loans and Notes Payable	7,036,021	7,398,144
Danyang Branch of China Construction Bank [Member]
Short-term Bank Loans and Notes Payable	3,309,750	3,417,886
Bank of Danyang Jiangsu Branch [Member]
Short-term Bank Loans and Notes Payable	3,731,894	3,887,416
Zhenjiang branch of Shanghai Pudong Development Bank [Member]
Short-term Bank Loans and Notes Payable	5,826,474	5,996,866
Huaxia Bank Zhenjiang Branch [Member]
Short-term Bank Loans and Notes Payable	5,900,080	6,027,001
Minsheng Bank Zhenjiang Branch [Member]
Short-term Bank Loans and Notes Payable	3,453,224	3,540,863
Industrial and Commercial Bank of China Dantu District Branch [Member]
Short-term Bank Loans and Notes Payable	12,200,195	12,506,027
CITIC Bank Zhenjiang Branch [Member]
Short-term Bank Loans and Notes Payable	5,826,474	5,951,663
China Merchants Bank Danyang Branch [Member]
Short-term Bank Loans and Notes Payable	$ 19,130,011	$ 19,587,753